EARNINGS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS (Tables)	12 Months Ended
Nov. 25, 2018
Earnings Per Share [Abstract]
Computation of our basic and diluted earnings per share

The following table sets forth the computation of our basic and diluted earnings per share as follows:

	Year Ended
	November 25, 2018	November 26, 2017	November 27, 2016
	(Dollars in thousands, except per share amounts)
Numerator:
Net income attributable to Levi Strauss & Co.	$283,142	$281,403	$291,052
Denominator:
Weighted-average common shares outstanding—basic	377,139,847	376,177,350	375,141,560
Dilutive effect of stock awards	11,467,514	8,160,980	7,711,390

Weighted-average common shares outstanding—diluted	388,607,361	384,338,330	382,852,950
Earnings per common share attributable to common stockholders:
Basic	$0.75	$0.75	$0.78
Diluted	$0.73	$0.73	$0.76
Anti-dilutive securities excluded from calculation of diluted earnings per share attributable to common stockholders	755,550	9,045,540	7,135,750